Segment Information (Details) - Schedule of Identifiable Long-Lived Assets, Net - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Identifiable long-lived assets, net:
IT related solution services	¥ 1,257,860
Educational content service and other services		¥ 214,441,814
Total		¥ 214,441,814